DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
Description Of Business And Nature Of Operations
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

Prophecy Development Corp. (“Prophecy” or the “Company”) is incorporated under the laws of the province of British Columbia, Canada. The Company’s common shares (the “Shares”) are listed for trading on the Toronto Stock Exchange (the “TSX”) under the symbol “PCY”, the OTCQX® Best Market under the symbol “PRPCF”, and the Frankfurt Stock Exchange under the symbol “1P2N”.

Prophecy Development Corp. is an exploration and development stage company focusing on the development of its Gibellini vanadium project, the Company’s only material property. In Nevada, the Company currently holds a 100% interest in the Gibellini Project, which it aims to make the first operating primary vanadium mine in North America. The Company also has a 100% interest in the Titan vanadium-titanium-iron property located in Ontario, Canada, a 100% interest in the Ulaan Ovoo coal property located in Selenge province, Mongolia and a 100% interest in the Chandgana Tal coal property and Khavtgai Uul coal property located in Khentii province, Mongolia. The Company also holds the land use right and construction license for the Chandgana 600MW Coal-Fired Mine Mouth Power Plant project located in Khentii province, Mongolia. The Company also holds a mining joint venture interest in the Pulacayo Paca silver-lead-zinc property located in Quijarro province, Bolivia.

The Company maintains its registered and records office at Suite 1610 – 409 Granville Street, Vancouver, British Columbia, Canada, V6C 1T2.

These consolidated audited annual financial statements have been prepared under the assumption that the Company is a going concern. The Company currently does not generate any revenue and is dependent on raising additional funds through of equity, debt, disposition of assets, or some combination thereof, to continue the advancement of the Company’s projects. Existing working capital is expected to be sufficient to cover non-discretionary operating expenditures for the next twelve months.